Trade payables - Components of trade payables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Trade payables	R$ 2,891,829	R$ 3,845,133
Current	2,891,741	3,844,541
Non-current	88	592
Brazil
Disclosure of operating segments [line items]
Trade payables	2,560,220	3,436,115
Colombia
Disclosure of operating segments [line items]
Trade payables	R$ 331,609	R$ 409,018